Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 6,011,368	$ 2,172,499
Trade and other receivables	51,176	243,300
Prepayments	895,813	905,355
Loan receivable – other		682,421
Total current assets	6,958,357	4,003,575
Non-current assets
Other financial assets	37,500	37,500
Right-of-use asset	35,199	105,594
Property, plant and equipment	94,767	58,615
Loans receivable - related entities
Investments	2,565,082
Intangible asset	972,732	1,215,915
Total non-current assets	3,705,280	1,417,624
Total assets	10,663,637	5,421,199
Current liabilities
Trade and other payables	500,769	555,057
Employee leave liabilities	383,236	438,991
Deferred income		132,800
Interest bearing borrowings	1,110,171	2,178,142
Lease liabilities	51,213	86,913
Total current liabilities	2,045,389	3,391,903
Non-current liabilities
Employee leave liabilities	62,861
Lease liabilities		51,212
Total non-current liabilities	62,861	51,212
Total liabilities	2,108,250	3,443,115
Net Assets	8,555,387	1,978,084
Equity
Issued capital	61,822,859	39,213,794
Reserves	9,338,100	5,293,019
Accumulated losses	(62,605,572)	(42,528,729)
Total Equity	$ 8,555,387	$ 1,978,084